Income taxes - Reconciliation of the effective tax rate to the statutory rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	31.10%	31.10%	31.10%
Loss before tax	€ (46,876)	€ (21,097)	€ (20,697)
Taxes on the basis of the Company's domestic tax rate	14,596	6,570	6,445
Tax rate effect of foreign tax jurisdictions	882	65	412
Non-deductible expenses	(3,030)	(903)	(441)
Current year losses for which no deferred tax assets were recognized	(12,211)	(5,792)	(6,416)
Tax income related to prior years	(17)	(137)	(157)
Other effects	(196)	(84)	(1)
Income tax (expenses)/ benefit	€ 24	€ (281)	€ (158)
Domestic tax rate
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	31.10%
Corporate income tax rate (as a percent)	15.00%
Solidarity surcharge (as a percent)	5.50%
Trade tax rate (as a percent)	15.30%